Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Finished goods	$ 128,107	$ 60,954
Inventories	$ 128,107	$ 60,954